CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income (loss) for the year	$ (521,394)	$ (128,931)	$ 138,040
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	7,776	15,216	15,918
Deferred tax recovery	3,857	49,284	54,586
Stock based compensation	25,841	59,404	140,042
Equity interest pick up	197,276	(166,735)	(144,257)
Gain on short term investment	0	(50,193)	0
Write-down equipments	506	0	0
Changes in non-cash working capital items:
Accounts receivable	(12,230)	46,825	(91,634)
Prepaid expenses and deposits	(18,481)	(3,767)	(18,166)
Accounts payable and accrued liabilities	(6,747)	69,656	33,270
Deferred revenue	(15,520)	(42,449)	34,213
Net cash provided by (used in) operating activities	(339,116)	(151,690)	162,012
FINANCING ACTIVITIES
Short term loan	1,178,746	(602,610)	702,866
Due to related parties	331,125	(190,448)	130,417
Net cash provided by financing activities	1,509,871	(793,058)	833,283
INVESTING ACTIVITIES
Purchase of equipment	0	(1,726)	(1,084)
Short term investments	(274,778)	(19,944)	(172,886)
Net cash provided by (used in) investing activities	(274,778)	(21,670)	(173,970)
Effect of exchange rate changes on cash and cash equivalents	13,449	631	12,326
Increase (decrease) in cash and cash equivalents	909,426	(965,787)	833,651
Cash and cash equivalents, beginning of year	805,874	1,771,661	938,010
Cash and cash equivalents, end of year	1,715,300	805,874	1,771,661
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0